Summary of Changes in Fair Value of Liabilities, As Well As Portion of Losses Included in Income Attributable to Unrealized Appreciation That Relate to Liabilities (Detail) (Warrants to Purchase Convertible Preferred Stock, USD $)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants to Purchase Convertible Preferred Stock
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 140,940	$ 114,240
Purchases, sales and settlements:
Derivatives issuable		0
Derivatives settled	(122,500)
Total gains or losses Unrealized appreciation	(18,440)	26,700
Balance as of December 31, 2013		$ 140,940